Other Assets, net (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Net

The composition of other assets, net is as follows:

	December 25, 2020	March 27, 2020
VAT receivables long-term, net	$6,662	$3,039
Deposits	2,414	2,399
Prepaid contracts long-term	1,478	1,282
Other	1,928	2,090

Total	$12,482	$8,810

The composition of Other assets, net is as follows:

	March 29, 2019	March 27, 2020
VAT receivables long-term, net	$6,171	$3,039
Deposits	2,428	2,399
Prepaid contracts long-term	2,767	1,282
Other	2,216	2,090

Total	$13,582	$8,810